ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTING POLICIES [Abstract]
Condensed consolidated statement of financial position to reflect cumulative effect of adjustments
The impact of the adoption of the fair value method of accounting for our capitalized mortgage loan servicing rights and the adoption of ASU 2017-08 follows:
	January 1, 2017 Originally Presented	Cumulative Retrospective Adjustments		January 1, 2017 Adjusted
	(In thousands)
Deferred tax assets, net	$32,818	$(190	)(1)	$32,628
Capitalized mortgage loan servicing rights	$13,671	$542	(1)	$14,213
Total assets	$2,548,950	$352		$2,549,302
Accumulated deficit	$(65,657)	$352	(1)
		$(300	)(2)	$(65,605)
Accumulated other comprehensive loss	$(9,108)	$300	(2)	$(8,808)
Total Shareholders’ Equity	$248,980	$352		$249,332
Total Liabilities and Shareholders’ Equity	$2,548,950	$352		$2,549,302

(1)
Represents adjustment to capitalized mortgage loan servicing rights, deferred tax assets, net, and accumulated deficit to reflect the adoption of the fair value method of accounting for our capitalized mortgage loan servicing rights.

(2)	Represents adjustment to accumulated deficit and accumulated other comprehensive loss to reflect the adoption of ASU 2017-08.